Fair Value Measurements (Details) - Schedule of black scholes model for the private warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Black Scholes Model For The Private Warrants Abstract
Expected term (years)	4 months 24 days	6 months 7 days
Expected volatility	6.60%	15.00%
Risk-free interest rate	1.30%	0.34%
Exercise price	$ 11.5	$ 11.5
Fair value of the ordinary share price	$ 10.21	$ 10